Other Financial Assets and Liabilities - Summary of Hedging Activities (Detail) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2023 USD ($) TBTU MMBTU us-au MMBbls AUD ($) SwissFrance	Dec. 31, 2022 USD ($) MMBbls TBTU MMBTU AUD ($) us-au SwissFrance
Oil Swaps [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount		$ (14)	$ (114)
Notional amount | MMBbls	[1]	29	18
Maturity date		2024	2023
Hedge ratio		1:1	1:1
Weighted average hedged rate | MMBbls		76	79
HH Corpus Christi commodity Swaps [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount		$ (44)	$ 26
Notional amount | TBTU	[1]	38	58
Hedge ratio		1:1	1:1
Weighted average hedged rate | MMBTU		4	4
HH Corpus Christi commodity Swaps [member] | Cash flow hedges [member] | Top of range [member]
Disclosure of detailed information about hedging instruments [line items]
Maturity date		2025	2024
HH Corpus Christi commodity Swaps [member] | Cash flow hedges [member] | Bottom of range [member]
Disclosure of detailed information about hedging instruments [line items]
Maturity date		2024	2023
TTF Corpus Christi Commodity Swaps [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount		$ 181	$ (469)
Notional amount | TBTU	[1]	32	50
Hedge ratio		1:1	1:1
Weighted average hedged rate | MMBTU		18	16
TTF Corpus Christi Commodity Swaps [member] | Cash flow hedges [member] | Top of range [member]
Disclosure of detailed information about hedging instruments [line items]
Maturity date		2025	2024
TTF Corpus Christi Commodity Swaps [member] | Cash flow hedges [member] | Bottom of range [member]
Disclosure of detailed information about hedging instruments [line items]
Maturity date		2024	2023
Interest rate swap contract [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount		$ 43	$ 55
Notional amount	[1]	600	600
Maturity date		2027	2027
Hedge ratio		1:1	1:1
Weighted average hedged rate		0.017	0.017
Cross Currency Interest Rate Swap [member] | Cash flow and fair value hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount		$ 0	$ 5
Notional amount | SwissFrance	[1]	0	175
Maturity date			2023
Hedge ratio		0	1:1
Weighted average hedged rate			Three month USD LIBOR +2.8%
FX Forwards [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount		$ 8	$ (17)
Notional amount	[1]	1,834	1,037
Hedge ratio		1:1	1:1
Weighted average hedged rate | us-au		0.68	0.68
FX Forwards [member] | Cash flow hedges [member] | Top of range [member]
Disclosure of detailed information about hedging instruments [line items]
Maturity date		2025	2025
FX Forwards [member] | Cash flow hedges [member] | Bottom of range [member]
Disclosure of detailed information about hedging instruments [line items]
Maturity date		2024	2023

[1]	The notional amounts relate to unrealised volumes of the hedge item included in the cash flow hedge reserve.